Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Jun. 01, 2015
Supplement [Text Block]	cfsti_SupplementTextBlock
Supplement dated January 29, 2016
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Diversified Real Return Fund	6/1/2015
Columbia Global Inflation-Linked Bond Plus Fund was liquidated today. Accordingly, effective immediately, references to and information about Columbia Global Inflation-Linked Bond Plus Fund are removed from Appendix A.  The second paragraph under the caption "Principal Investment Strategies" in the Summary of the Fund section is hereby replaced with the following:

The Fund’s investment exposure to inflation-linked (or inflation-protected) debt securities may include exposure to investments issued by the U.S. Government, non-U.S. governments, quasi-governmental organizations, agencies, instrumentalities, supranational entities and/or companies. Inflation-linked debt securities are fixed-income securities that are structured to provide protection against inflation.  The Fund’s investment exposure to commodity-linked investments may include investment in an underlying fund, Columbia Commodity Strategy Fund, that is designed to provide exposure to the investment return of assets that trade in the commodities markets, without investing directly in physical commodities. The Fund’s investment exposure to floating rate investments may include investments in floating rate loans (including senior secured floating rate loans), which are debt obligations of companies and other similar entities that have interest rates that adjust or “float” periodically. These debt obligations may be of any quality, including those rated below investment grade by recognized rating agencies (similar to “junk bonds”) or, if unrated, considered to be of comparable quality. While the Fund seeks to achieve commodities exposure indirectly through investment in an underlying fund, the Fund may seek to achieve other exposures directly or indirectly through investment in affiliated funds, including Columbia Inflation Protected Securities Fund, Columbia Floating Rate Fund and any other Columbia fund that offers a desired exposure, as well as in unaffiliated funds, including exchange-traded funds (ETFs).  Certain of these investments will include exposure to alternative investment strategies (e.g., Columbia Commodity Strategy Fund, a registered commodity pool).
The rest of the section remains the same.

Columbia Diversified Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti_SupplementTextBlock
Supplement dated January 29, 2016
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Diversified Real Return Fund	6/1/2015
Columbia Global Inflation-Linked Bond Plus Fund was liquidated today. Accordingly, effective immediately, references to and information about Columbia Global Inflation-Linked Bond Plus Fund are removed from Appendix A.  The second paragraph under the caption "Principal Investment Strategies" in the Summary of the Fund section is hereby replaced with the following:

The Fund’s investment exposure to inflation-linked (or inflation-protected) debt securities may include exposure to investments issued by the U.S. Government, non-U.S. governments, quasi-governmental organizations, agencies, instrumentalities, supranational entities and/or companies. Inflation-linked debt securities are fixed-income securities that are structured to provide protection against inflation.  The Fund’s investment exposure to commodity-linked investments may include investment in an underlying fund, Columbia Commodity Strategy Fund, that is designed to provide exposure to the investment return of assets that trade in the commodities markets, without investing directly in physical commodities. The Fund’s investment exposure to floating rate investments may include investments in floating rate loans (including senior secured floating rate loans), which are debt obligations of companies and other similar entities that have interest rates that adjust or “float” periodically. These debt obligations may be of any quality, including those rated below investment grade by recognized rating agencies (similar to “junk bonds”) or, if unrated, considered to be of comparable quality. While the Fund seeks to achieve commodities exposure indirectly through investment in an underlying fund, the Fund may seek to achieve other exposures directly or indirectly through investment in affiliated funds, including Columbia Inflation Protected Securities Fund, Columbia Floating Rate Fund and any other Columbia fund that offers a desired exposure, as well as in unaffiliated funds, including exchange-traded funds (ETFs).  Certain of these investments will include exposure to alternative investment strategies (e.g., Columbia Commodity Strategy Fund, a registered commodity pool).
The rest of the section remains the same.